LEASE OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about leases for lessee [abstract]
Current and Non-Current Lease Liabilities
Current and non-current lease liabilities as at December 31, 2025 are presented below:

	As at December 31, 2025	As at December 31, 2024
Current lease liabilities	$2,999	$2,877
Non-current lease liabilities	12,463	12,886
Total	$15,462	$15,763